Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Earnings Per Share

(16)Earnings Per Share

The calculation of basic earnings per share is based on the profit for the year attributable to the shareholders of the Parent divided by the weighted average number of ordinary shares in circulation throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	662,700	545,456	532,145
Weighted average number of ordinary shares outstanding	684,197,276	683,225,815	683,549,316

Basic earnings per share (Euros per share)	0.97	0.80	0.78

The weighted average of the ordinary shares outstanding (basic) has been calculated taking into consideration the share split carried out on 4 January 2016 as follows:

	Number of shares
	31/12/2017	31/12/2016	31/12/2015
Issued shares outstanding at 1 January	683,854,491	683,516,338	683,610,378
Effect of shares issued	—	—	—
Effect of treasury stock	342,785	(290,523)	(61,062)

Average weighted number of ordinary shares outstanding (basic) at 31 December	684,197,276	683,225,815	683,549,316

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Profit for the year attributable to shareholders of the Parent (thousands of Euros)	662,700	545,456	532,145
Weighted average number of ordinary shares outstanding (diluted)	684,243,891	684,170,887	683,924,426

Diluted earnings per share (Euros per share)	0.97	0.80	0.78

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2017	31/12/2016	31/12/2015
Issued shares outstanding at 1 January	683,854,491	683,988,460	683,610,378
Effect of RSU shares	46,615	472,950	375,110
Effect of shares issued	—	—	—
Effect of treasury stock	342,785	(290,523)	(61,062)

Average weighted number of ordinary shares outstanding (diluted) at 31 December	684,243,891	684,170,887	683,924,426